APPROPRIATION OF RETAINED EARNINGS UNDER SUBSIDIARIES´ LOCAL LAW AND RESTRICTIONS ON DISTRIBUTION OF DIVIDENDS	12 Months Ended
Dec. 31, 2021
Disclosure of Share Capital, Reserves and Other Equity Interest [Abstract]
APPROPRIATION OF RETAINED EARNINGS UNDER SUBSIDIARIES´ LOCAL LAW AND RESTRICTIONS ON DISTRIBUTION OF DIVIDENDS	APPROPRIATION OF RETAINED EARNINGS UNDER SUBSIDIARIES´ LOCAL LAWS AND RESTRICTIONS ON DISTRIBUTION OF DIVIDENDS
In accordance with Argentine and Uruguayan Law, the Argentine and Uruguayan subsidiaries of the Company must appropriate at least 5% of net income off the year to a legal reserve, until such reserve equals 20% of their respective share capital amounts.

On June 16, 2021, the Argentine Government enacted an income tax reform (Law No. 27,630) which, among other things, permanently extends the 7% withholding tax for dividend distribution.

On December 29, 2017, Argentine Law No. 27,430 amending the income tax law was enacted. According to the amendments, for fiscal years beginning on or after January 1, 2018 the distribution of dividends is now subject to a 7% withholding for 2018 and 2019 and 13% withholding for 2020 onwards. The Equalization Tax, which levied distributions made out of previously untaxed income, was eliminated.

On December 23, 2013, the Argentine government adopted a new double taxation treaty with Spain, which applied retroactively from January 1, 2013. According to this treaty, the tax applicable on dividends distributed by our Argentine Subsidiaries to the Spain Holdco, is limited to 10% on the gross amount of dividends distributed.

As of December 31, 2021, the legal reserve amounted to 434 for the Company´s Argentine subsidiaries, Sistemas Globales S.A, IAFH Global S.A, BSF S.A, Globers S.A, Decision Support S.A, Atix Labs S.R.L, and Dynaflows S.A, and as of that date, the legal reserve of Sistemas Globales S.A, Globers S.A and Decision Support S.A were all fully constituted.

As of December 31, 2021, the legal reserve amounted to 45 for Sistemas Globales Uruguay S.A and Difier S.A, and as of that date only Sistemas Globales Uruguay was fully constituted.

According to the Bylaws of Sistemas Colombia S.A.S. and Globant Colombia S.AS., the Colombian subsidiaries of the Company must appropriate at least 10% of the net income of the year to a legal reserve until such reserve equals 50% of its share capital. As of December 31, 2021, there was a legal reserve of 360 constituted by Sistemas Colombia S.A.S. Regarding Avanxo Colombia, the Colombian branch of Globant España S.A. (sociedad unipersonal) - as successor company of Avanxo Servicios Informáticos España S.L. after its merged with and into Globant España S.A. (sociedad unipersonal), there is no requirement for the Colombian branch to allocate profits for the creation of a legal reserve and, therefore, as of December 31, 2021, there was no legal reserve constituted. Globant Colombia S.A.S, did not have a legal reserve as of December 31, 2021.

Colombian Law No 1,819, published on December 29, 2016, introduced a withholding tax of 5% on dividend distributions to non-resident. This new fiscal obligation is not applicable to our shareholder due to the tax treaty agreement between Colombia and Spain, entered in force on October 28, 2008.

Under Spanish law, the Spanish subsidiaries of the Company must appropriate 10% of its standalone profit to a legal reserve until such reserve equals to 20% of their respective share capital amount. As of December 31, 2021, the legal reserve amounted to 12,449 for Globant España S.A. (sociedad unipersonal), Software Product Creation S.L., Grupo Assa Worldwide S.A., Bluecap Management Consulting S.L., Hybrido Worldwide S.A. and Walmeric Soluciones S.A., and as of that date, the legal reserve of Bluecap Management Consulting S.L, Hybrido Worldwide S.A and, Walmeric Soluciones S.A were all fully constituted. There was no legal reserve constituted for Pixel Division S.L. and Augmented Coding Spain S.A as of December 31, 2021.
In accordance with Brazilian Law, there is no requirement for limited liability companies to allocate profits for the creation of a legal reserve. Accordingly, the Company's Brazilian subsidiaries did not have a legal reserve as of December 31, 2021.
Under Luxembourg law, at least 5% of our net profit per year must be allocated to the creation of a legal reserve until such reserve has reached an amount equal to 10% of our issued share capital. If the legal reserve subsequently falls below the 10% threshold, at least 5% of net profit must be allocated toward the reserve. If the legal reserve exceeds 10% of our issued share capital, the legal reserve may be reduced in proportion so that it does not exceed 10% of our issued share capital. The legal reserve is not available for distribution. As of December 31, 2021, the legal reserve amounted to 891.

As for the restrictions on the distribution of dividends paid by the Company to the holders of our common shares are as a rule subject to a 15% withholding tax in Luxembourg, unless a reduced withholding tax rate applies pursuant to an applicable double tax treaty or an exemption pursuant to the application of the participation exemption, and, to the extent withholding tax applies, we are responsible for withholding amounts corresponding to such taxation at its source.

In accordance with Peru corporate law, Peruvian Companies must reserve at least 10% of its net income of the year to a legal reserve, until such reserve equals 20% of its respective amount of capital stock. As of December 31, 2021, the legal reserve amounted to 281 for Globant Peru S.A.C. that was partially constituted.

According to Mexican Law, the Mexican subsidiaries of the Company must appropriate at least 5% of net income of the year to a legal reserve, until such reserve equals the fifth portion of their respective share capital amounts. As of December 31, 2021, the legal reserve amounted to 15 for GASA Mexico Consultoría y Servicios S.A de C.V. which was fully constituted. As of December 31, 2021, the legal reserve amounted to 658 for the Company's Mexican subsidiaries IAFH Globant México IT S. de R.L. de C.V., Grupo Assa Mexico Soluciones Informáticas S.A de C.V, and GASA Mexico Consultoría y Servicios S.A de C.V.

Regarding India Law, the Companies Act, 2013 does not mandate any fixed quantum of profits to be transferred or allocated to the reserves of a company. Despite there is no mandatory provision, as of December 31, 2021, the Globant India Private Limited's and Hansen Techsol Private Limited had a general reserve that amounted to 267.

In accordance with Indian law, our Indian subsidiary must set off all losses incurred by it (including carried over losses from the previous financial year) and make a provision for depreciation (including depreciation for the previous year if it was not already provided for) against the profits earned by it prior to declaring any dividends. Since the declaration of dividends under Indian law is discretionary, our Indian subsidiary is not required to allocate a specific portion of its annual profits to a designated legal reserve for purposes of declaring dividends.

In the United Kingdom there is no requirement for the UK subsidiaries to allocate profits for the creation of a legal reserve. Despite there is no mandatory provision, as of December 31, 2021, The Hansen Partnership Limited´s general reserve amounted to 743.

In Germany there is no requirement for German subsidiaries to allocate profits for the creation of a legal reserve.

In Netherlands there is no legal obligation to allocate part of the profits from the Company to a legal reserve.

In Chile there is no requirement for Chilean Company to allocate profits for the creation of a legal reserve. As of December 31, 2021, there was no legal reserve constituted.

According to French law, a minimum of 5% of the profit of the year must be allocated to a reserve account named "legal reserve", until such reserve amounts 10% of the share capital of the French subsidiary of the Company. As of December 31, 2021, the legal reserve amounted to 6 for Globant France S.A.S.

In accordance with the law of Belarus, the Belorussian subsidiary of the Company must allocate an amount up to 25% of annual payroll to a reserve fund for salaries. The source for creating this fund is the profit remaining at the disposal of the subsidiary after paying taxes and other obligatory payments. As of December 31, 2021, there was no such reserve constituted.
In the United States there is no requirement for the Company's U.S. subsidiaries to allocate profits for the creation of a legal reserve. As of December 31, 2021, there was no legal reserve constituted.

According to Romanian Companies Law, the Romanian subsidiary of the Company has the obligation to allocate each year at least 5% of its profit to a reserve fund, until the value of the fund is at least 20% of the Romanian Company's share capital. As of December 31, 2021, the reserve fund of the company was of Romanian Leu ("RON") 58.

In Canada there is no requirement for the Canada's Company subsidiary to allocate profits for the creation of a legal reserve. As of December 31, 2021, there was no legal reserve constituted.

In the United Arab Emirates there is no requirement for Software Product Creation´s branch office in Dubai to allocate profits for the creation of a legal reserve. As of December 31, 2021, there was no legal reserve constituted.

In Costa Rica 5% of the net profits for each year must be allocated to the formation of a legal reserve. Such obligation will cease when that reserve reaches 10% of the capital. As of December 31, 2021, there was no legal reserve constituted.

In Singapore there is no mention on the allocation of profits or any restrictions on the companies. As of December 31, 2021, there was no legal reserve constituted.

In Ecuador there is no requirement for the Ecuador’'s Company subsidiary to allocate profits for the creation of a legal reserve. As of December 31, 2021, there was no legal reserve constituted.